CONDENSED CONSOLIDATED CASH FLOW STATEMENTS (Parenthetical) $ in Thousands	12 Months Ended
Jun. 30, 2015 USD ($)
Preferred shares
Cash flows from financing activities
Stock issuance costs	$ 4,949
Common stock
Cash flows from financing activities
Stock issuance costs	$ 13,387